Long-term investments - Schedule of Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Investments	$ 76,717	$ 86,007
Accumulated other comprehensive loss	(102,771)	(125,256)
Snowline Gold Corp.
Disclosure of financial assets [line items]
Investments	55,577	52,668
Accumulated other comprehensive loss	16,566	19,909
Founders Metals Inc.
Disclosure of financial assets [line items]
Investments	14,205	0
Accumulated other comprehensive loss	5,500	0
St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	3,785	4,631
Accumulated other comprehensive loss	(16,408)	(15,562)
AuMEGA Metals Ltd.
Disclosure of financial assets [line items]
Investments	2,026	1,632
Accumulated other comprehensive loss	(1,813)	(1,253)
RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	377	308
Accumulated other comprehensive loss	(13,023)	(13,092)
West African Resources Ltd.
Disclosure of financial assets [line items]
Investments	0	14,269
Accumulated other comprehensive loss	0	(6,261)
Osino Resources Corp.
Disclosure of financial assets [line items]
Investments	0	12,295
Accumulated other comprehensive loss	0	5,340
Other
Disclosure of financial assets [line items]
Investments	747	204
Accumulated other comprehensive loss	(816)	(695)
Investments in equity instruments designated at fair value through other comprehensive income
Disclosure of financial assets [line items]
Accumulated other comprehensive loss	(9,994)	(11,614)
Cost
Disclosure of financial assets [line items]
Investments	86,711	97,621
Cost | Snowline Gold Corp.
Disclosure of financial assets [line items]
Investments	39,011	32,759
Cost | Founders Metals Inc.
Disclosure of financial assets [line items]
Investments	8,705	0
Cost | St. Augustine Gold & Copper Ltd.
Disclosure of financial assets [line items]
Investments	20,193	20,193
Cost | AuMEGA Metals Ltd.
Disclosure of financial assets [line items]
Investments	3,839	2,885
Cost | RTG Mining Inc.
Disclosure of financial assets [line items]
Investments	13,400	13,400
Cost | West African Resources Ltd.
Disclosure of financial assets [line items]
Investments	0	20,530
Cost | Osino Resources Corp.
Disclosure of financial assets [line items]
Investments	0	6,955
Cost | Other
Disclosure of financial assets [line items]
Investments	$ 1,563	$ 899